Description of Business	12 Months Ended
Jul. 31, 2019
Disclosure Description Of Business [Abstract]
Description of Business

1. Description of Business

HEXO Corp. (formerly The Hydropothecary Corporation) (the “Company”), is a publicly traded corporation, incorporated in Canada. HEXO is a producer of cannabis and its sites are licensed by Health Canada for production and sale. Its head office is located at 240-490 Boulevard Saint-Joseph, Gatineau, Quebec, Canada. The Company’s common shares are listed on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange (“NYSE”), both under the trading symbol “HEXO”.

Shareholder approval of the Company’s name change to HEXO Corp. formerly The Hydropothecary Corporation occurred August 28, 2018.